Borrowings - Schedule of Line of Credit (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Non-current liabilities
Non-current liabilities	RM 18,263,817	$ 4,335,624	RM 2,099,476
Current liabilities
Current liabilities	37,052,577	8,795,864	32,940,381
Total borrowings
Total borrowings	55,316,394	13,131,488	35,039,857
Hire Purchase Payable [Member]
Non-current liabilities
Non-current liabilities	326,870	77,595	171,382
Current liabilities
Current liabilities	176,920	41,998	78,618
Total borrowings
Total borrowings	503,790	119,593	250,000
Term Loan [Member]
Non-current liabilities
Non-current liabilities	17,936,947	4,258,029	1,928,094
Current liabilities
Current liabilities	170,464	40,467	143,944
Total borrowings
Total borrowings	18,107,411	4,298,496	2,072,038
Bank overdraft [Member]
Current liabilities
Current liabilities	1,489,911	353,688	1,465,600
Total borrowings
Total borrowings	1,489,911	353,688	1,465,600
Trade Financing [Member]
Current liabilities
Current liabilities	35,215,282	8,359,711	31,252,219
Total borrowings
Total borrowings	RM 35,215,282	$ 8,359,711	RM 31,252,219